Trade and other payables (Details) - Schedule of trade and other payables - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade accounts payable - third parties	SFr 3,544,384	SFr 722,272
Other	153,339	40,181
Total trade and other payables	SFr 3,697,723	SFr 762,453